Stockholders' Equity Deficiency (Tables)	6 Months Ended
Sep. 30, 2016
Stockholders' Equity Note [Abstract]
Schedule of Nonvested Restricted Stock Unit Activity

The following table summarizes restricted common stock activity:

Number of Shares
Non-vested shares, March 31, 2016	175,833
Granted	1,436,170
Vested	(2,500)
Forfeited	(2,500)
Non-vested shares, September 30, 2016	1,607,003